STOCK OPTIONS AND WARRANTS (Details 2)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options Outstanding
Outstanding | shares	12,379,593
Exercised | shares	0
Granted | shares	0
Forfeited | shares	(12,379,593)
Expired | shares	0
Outstanding | shares	0
Weighted average exercise price
Outstanding Weighted Average Exercise Prices | $ / shares	$ .37
Exercised | $ / shares	0.00
Granted | $ / shares	0.00
Forfeited | $ / shares	.37
Expired | $ / shares	0.00
Outstanding Weighted Average Exercise Prices | $ / shares	$ 0.00